Commitments and Contingencies (Details) $ in Thousands	1 Months Ended	6 Months Ended
	May 31, 2024 USD ($) Charterer	Jun. 30, 2024 USD ($) Charterer	Dec. 31, 2023 USD ($)
Commitments and Contingencies [Abstract]
Pollution coverage per vessel per incident		$ 1,000,000
Non-cancelable time charter contract revenue, 2024		3,410
Total contractual obligation		2,750
Contractual obligation due in 2024		1,375
Contractual obligation due in 2025		$ 1,375
Dispute with Charterer 1 for Revenues Recognized in 2022 [Member]
Commitments and Contingencies [Abstract]
Number of charterers with payment disputes | Charterer		1
Dispute with Charterer 1 for Revenues Recognized in 2022 [Member] | Prepaid Expenses and Other Assets, Net [Member]
Commitments and Contingencies [Abstract]
Amounts outstanding from disputes		$ 116	$ 116
Dispute with Charterer 2 for Revenues Recognized in 2022 [Member]
Commitments and Contingencies [Abstract]
Number of charterers with payment disputes | Charterer	1
Amounts outstanding from disputes	$ 120
Settlement amount for dispute	$ 111
Dispute with Charterer 2 for Revenues Recognized in 2022 [Member] | Other Operating (Income)/Loss [Member]
Commitments and Contingencies [Abstract]
Additional loss from settlement		$ 9